Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 536,710	$ 82,254	¥ 263,346
Operating lease liabilities-non-current	311,910	47,802	171,045
Operating lease liabilities-current	215,300	$ 32,996	93,915
Total operating lease liabilities	¥ 527,210		¥ 264,960
Weighted average remaining lease term	2 years 6 months 25 days	2 years 6 months 25 days	2 years 9 months 18 days
Weighted average discount rate	5.41%	5.41%	5.74%